Financial instruments and fair value disclosures - Net investment hedges (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Net investment hedge
Disclosure of detailed information about hedges [line items]
Notional amount	$ 271.0	$ 50.0
Net investment hedge | Term Loan B
Disclosure of detailed information about hedges [line items]
Notional amount	2,000.0
2017 term notes | Net investment hedge
Disclosure of detailed information about hedges [line items]
Notional amount		100.0
United States foreign exchange forward sales contract
Disclosure of detailed information about hedges [line items]
Notional amount	$ 77.0	170.4
United States foreign exchange forward sales contract | Net investment hedge
Disclosure of detailed information about hedges [line items]
Notional amount		$ 21.0